BORROWINGS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2021	2020
Centro para el Desarrollo Tecnológico Industrial (Spain)	1,484	—
Banco Santander (Spain)	850	—
Banco Supervielle (Argentina)	71	188
Banco Santander (Argentina)	9,835	—
HSBC Bank and Citibank - Syndicated loan (United States)	—	25,028
Banco ICBC (Argentina)	—	752
TOTAL	12,240	25,968

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2021	2020

Current
Bank loans	10,156	907
Other loans	149	—
Sub-Total	10,305	907
Non-current
Bank loans	600	25,061
Other loans	1,335	—
Sub-Total	1,935	25,061
TOTAL	12,240	25,968

On November 1, 2018, Globant, LLC, the Company's U.S. subsidiary, entered into an Amended and Restated ("A&R") Credit Agreement by and among certain financial institutions, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. The A&R Credit Agreement amended and restated the Credit Agreement dated as of August 3, 2017. Under the A&R Credit Agreement, Globant, LLC could have borrowed (i) up to 50,000 in a single borrowing on or prior to May 1, 2019 under a delayed-draw term loan facility and (ii) up to 150,000 under a revolving credit facility. In addition, Globant, LLC could have requested increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed 100,000. The maturity date of the facilities was October 31, 2023. Pursuant to the terms of the A&R Credit Agreement, interest on loans extended thereunder shall accrue at a rate per annum equal to London Interbank Offered Rate ("LIBOR") plus 1.75%. Globant, LLC’s obligations under the A&R Credit Agreement were guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of Globant, LLC’s now owned and after-acquired assets. The A&R Credit Agreement contained certain customary negative and affirmative covenants.

On February 6, 2020, Globant, LLC, our US subsidiary (the "Borrower"), entered into a Second Amended and Restated Credit Agreement (the “Second A&R Credit Agreement”), by and among certain financial institutions listed therein, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. Under the Second A&R Credit Agreement, which amends and restates the existing A&R Credit Agreement dated as of November 1, 2018, the Borrower may borrow (i) up to $100 million in up to four borrowings on or prior to August 6, 2021 under a delayed-draw term loan facility and (ii) up to $250 million under a revolving credit facility. In addition, the Borrower may request increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed $100 million. The maturity date of each of the facilities is February 5, 2025. Pursuant to the terms of the Second A&R Credit Agreement, interest on the loans extended thereunder shall accrue at a rate per annum equal to either (i) LIBOR plus 1.50%, or (ii) LIBOR plus 1.75%, determined based on the Borrower’s Maximum Total Leverage Ratio (as defined in the Second A&R Credit Agreement). The Borrower’s obligations under the Second A&R Credit Agreement are guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of the Borrower’s now owned and after-acquired assets. The Seconds A&R Credit Agreement principally contains the following covenants: delivery of certain financial information; payment of obligations, including tax liabilities; use of proceeds only for transaction costs payments, for lawful general corporate purposes and working capital; Globant, LLC's Fixed Charge Coverage Ratio shall not be less than 1.25 to 1.00; Globant, LLC's Maximum Total Leverage Ratio shall not exceed 3.00 to 1.00; Globant, LLC or any of its subsidiaries shall not incur in any indebtedness, except for the ones detailed in the agreement; Globant, LLC or any of its subsidiaries shall not assume any Lien; advances to officers, directors and employees of the Borrower and Subsidiaries in an aggregate amount not to exceed 50 outstanding at any time; restricted payments not to exceed 10,000 per year; Globant, LLC shall not maintain intercompany payables owed to any of its Argentina Affiliates except to the extent (i) such payables are originated in transactions made in the ordinary course of business and (ii) the aggregate amount of such payables do not exceed an amount equal to five times the average monthly amount of such Affiliates’ billings for the immediately preceding 12 month period; Globant, LLC's capital expenditures limited to 10% the Company's consolidated net revenue per year and Globant, LLC's annual revenue is to remain at no less than 60% of the Company's consolidated annual revenue; among others.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2021	2020	2019

Balance at the beginning of year	25,968	51,386	—
Borrowings related to business combination (note 26.18) (1) (4)	2,538	13,969	1,290
Proceeds from new borrowings (2) (5)	13,500	155,108	90,523
Payment of borrowings (3) (5)	(30,216)	(196,202)	(41,570)
Accrued interest (4)	915	2,299	1,226
Foreign exchange (4)	(375)	(592)	(83)
Translation (4)	(90)	—	—
TOTAL	12,240	25,968	51,386

(1) Corresponds to two loan agreements granted by the Centro para el Desarrollo Tecnológico e Industrial (CDTI) of Spain to Walmeric with maturity dates on September 30, 2025 and January 25, 2030; and also to a borrowing with Banco Santander with maturity date on April 2025 granted to Hybrid. These borrowings do not have covenants. During the year ended December 31, 2021 through the business combinations the Company acquired borrowings mainly with Corrum, Banco Macro, HSBC, ICBC, Banco Provincia, BBVA, Aurum Fundo de Investimentos and Itau, with maturity date between October 9, 2020 and July 30, 2021. These borrowings do not have covenants.

(2)    On October 23, 2021, Sistemas Globales, S.A borrowed 10,061 from Banco Santander and will mature in October 2022. On March 23, 2020, March 24, 2020, and April 1, 2020, Globant, LLC borrowed 64,000, 11,000 and 75,000, respectively, under the Amended and Restated Credit Agreement for the year ended December 31, 2020. This loan will mature on February 5, 2025.

(3) During the year ended December 31, 2021, the main payments were 25,000 by Globant LLC related to the principal amount of the Amended and Restated Credit Agreement. During the year ended December 31, 2020, the main payments were 523 paid on March 26, 2020 by Avanxo Colombia related to the principal amount of the borrowing with Banco Santander and 126,927 paid by Globant, LLC related to the principal amount and interest of the A&R Credit Agreement. During August and September, 2020, the Company proceed to pay 12,636 of the borrowings related to Grupo Assa acquisition. On October 31, 2020 and December 31,2020 Globant, LLC paid 20,188 and 30,080, respectively, related to the A&R Credit Agreement.

(4) Non-cash transactions.
(5) Cash transactions.